Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Prepayments and other current assets	¥ 492,927	$ 75,544	¥ 431,107
Total current assets	5,007,903	767,494	4,521,499
Non-current assets
Other non-current assets	10,817	1,658	16,806
Total non-current assets	334,520	51,268	475,697
Total assets	5,342,423	818,762	4,997,196
Current liabilities
Accrued expenses and other current liabilities	742,365	113,772	895,694
Income tax payable	77,361	11,856	110,615
Total current liabilities	1,717,273	263,183	1,929,037
Non-current liabilities
Long-term borrowings, excluding current portion	1,128,004	172,874	1,215,249
Long-term liabilities	109,493	16,781	77,344
Total non-current liabilities	1,307,924	200,447	1,406,375
Total liabilities	3,025,197	463,630	3,335,412
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(71,018)	(10,884)	(71,018)
Additional paid-in capital	3,560,008	545,595	2,848,145
Accumulated losses	(1,206,436)	(184,893)	(1,126,330)
Other comprehensive income/ (loss)	35,923	5,505	(26,500)
Total Shareholders' Equity	2,307,216	353,598	1,652,447	¥ 1,501,926	¥ 1,284,812
Total liabilities, mezzanine equity and shareholders' equity	5,342,423	818,762	4,997,196
Secoo Holding Limited
Current assets
Cash	759	116	92
Prepayments and other current assets	3,524	540	2,998
Total current assets	4,283	656	3,090
Non-current assets
Investments in subsidiaries	3,572,772	547,551	2,896,655
Other non-current assets	1,373	210	2,383
Total non-current assets	3,574,145	547,761	2,899,038
Total assets	3,578,428	548,417	2,902,128
Current liabilities
Accrued expenses and other current liabilities	21,472	3,288	24,235
Income tax payable	743	114
Total current liabilities	22,215	3,402	24,235
Non-current liabilities
Long-term borrowings, excluding current portion	1,128,004	172,874	1,185,249
Long-term liabilities	109,493	16,781	68,180
Total non-current liabilities	1,237,497	189,655	1,253,429
Total liabilities	1,259,712	193,057	1,277,664
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(71,018)	(10,884)	(71,018)
Additional paid-in capital	3,560,008	545,595	2,848,145
Accumulated losses	(1,206,436)	(184,893)	(1,126,330)
Other comprehensive income/ (loss)	35,923	5,505	(26,500)
Total Shareholders' Equity	2,318,716	355,360	1,624,464
Total liabilities, mezzanine equity and shareholders' equity	3,578,428	548,417	2,902,128
Class A ordinary shares
Shareholders' Equity
Ordinary shares	198	31	126
Class A ordinary shares | Secoo Holding Limited
Shareholders' Equity
Ordinary shares	198	31	126
Class B ordinary shares
Shareholders' Equity
Ordinary shares	41	6	41
Class B ordinary shares | Secoo Holding Limited
Shareholders' Equity
Ordinary shares	¥ 41	$ 6	¥ 41